Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Other Comprehensive Income (Loss), net of tax
Net Income	[1],[2]	$ 2	$ 70	[3]	$ 113	[3]
Unrealized gain (loss) on derivatives, net of income tax benefit of $0, $10, and $5		0	(21)		(74)
Mark-to-market of cash flow hedge accounting contracts	[3]	13	(7)		(60)
Other comprehensive income (loss)	[3]	13	(7)		(60)
Comprehensive Income	[3]	15	63		53
Less: Pre-acquisition net income (loss) of Drop Down Assets	[1],[3]	27	(5)		49
Less: Comprehensive (loss) income attributable to noncontrolling interests	[3]	(68)	53		(3)
Comprehensive Income Attributable to NRG Yield, Inc.	[3]	$ 56	$ 15		$ 7

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.